Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  June 30, 2024

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  6/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 1.9%
1,456	Hensoldt AG	$ 53,528
	Total Aerospace & Defense	$53,528

	Banks — 2.2%
4,064	FinecoBank Banca Fineco S.p.A.	$ 60,561
	Total Banks	$60,561

	Beverages — 1.8%
309	PepsiCo., Inc.	$ 50,963
	Total Beverages	$50,963

	Biotechnology — 1.9%
115(a)	Vertex Pharmaceuticals, Inc.	$ 53,903
	Total Biotechnology	$53,903

	Broadline Retail — 8.7%
6,100	Alibaba Group Holding, Ltd.	$ 54,840
989(a)	Amazon.com, Inc.	191,124
	Total Broadline Retail	$245,964

	Capital Markets — 3.9%
635	Euronext NV (144A)	$ 58,623
371	Intercontinental Exchange, Inc.	50,786
	Total Capital Markets	$109,409

	Consumer Staples Distribution & Retail — 1.6%
3,700	Seven & i Holdings Co., Ltd.	$ 45,064
	Total Consumer Staples Distribution & Retail	$45,064

	Electrical Equipment — 1.9%
190(a)	Generac Holdings, Inc.	$ 25,122
100	Rockwell Automation, Inc.	27,528
	Total Electrical Equipment	$52,650

	Electronic Equipment, Instruments & Components — 1.0%
126	CDW Corp.	$ 28,204
	Total Electronic Equipment, Instruments & Components	$28,204

	Energy Equipment & Services — 1.9%
1,521	Baker Hughes Co.	$ 53,494
	Total Energy Equipment & Services	$53,494

1Pioneer Global Sustainable Growth Fund | 6/30/24

Shares		Value
	Entertainment — 3.0%
178	Electronic Arts, Inc.	$ 24,801
1,100	Nintendo Co., Ltd.	58,774
	Total Entertainment	$83,575

	Financial Services — 4.7%
1,053	Edenred SE	$ 44,430
123	Mastercard, Inc., Class A	54,263
600(a)	PayPal Holdings, Inc.	34,818
	Total Financial Services	$133,511

	Ground Transportation — 2.2%
833(a)	Uber Technologies, Inc.	$ 60,542
	Total Ground Transportation	$60,542

	Health Care Equipment & Supplies — 5.5%
379(a)	Edwards Lifesciences Corp.	$ 35,008
500	Hoya Corp.	58,504
3,800	Olympus Corp.	61,134
	Total Health Care Equipment & Supplies	$154,646

	Health Care Providers & Services — 1.9%
532	Cardinal Health, Inc.	$ 52,306
	Total Health Care Providers & Services	$52,306

	Hotels, Restaurants & Leisure — 4.1%
210	Amadeus IT Group S.A.	$ 13,974
379	Hilton Worldwide Holdings, Inc.	82,698
650	Yum China Holdings, Inc.	20,080
	Total Hotels, Restaurants & Leisure	$116,752

	Household Durables — 1.5%
500	Sony Group Corp.	$ 42,486
	Total Household Durables	$42,486

	Insurance — 2.6%
353	Progressive Corp.	$ 73,322
	Total Insurance	$73,322

	Interactive Media & Services — 6.8%
884	Alphabet, Inc., Class C	$ 162,143
600	Tencent Holdings, Ltd.	28,477
	Total Interactive Media & Services	$190,620

	IT Services — 3.2%
516	International Business Machines Corp.	$ 89,242
	Total IT Services	$89,242

Pioneer Global Sustainable Growth Fund | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 1.8%
93	Thermo Fisher Scientific, Inc.	$ 51,429
	Total Life Sciences Tools & Services	$51,429

	Pharmaceuticals — 5.7%
124	Eli Lilly & Co.	$ 112,267
487	Sanofi S.A.	46,811
	Total Pharmaceuticals	$159,078

	Professional Services — 3.4%
2,085	RELX Plc	$ 95,579
	Total Professional Services	$95,579

	Semiconductors & Semiconductor Equipment — 10.1%
662(a)	Advanced Micro Devices, Inc.	$ 107,383
50	ASML Holding NV	51,585
190	QUALCOMM, Inc.	37,844
502	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	87,253
	Total Semiconductors & Semiconductor Equipment	$284,065

	Software — 5.8%
284	Microsoft Corp.	$ 126,934
143	Salesforce, Inc.	36,765
	Total Software	$163,699

	Specialty Retail — 1.6%
420	TJX Cos., Inc.	$ 46,242
	Total Specialty Retail	$46,242

	Technology Hardware, Storage & Peripherals — 6.3%
427	Apple, Inc.	$ 89,935
1,475	Samsung Electronics Co., Ltd.	86,679
	Total Technology Hardware, Storage & Peripherals	$176,614

	Textiles, Apparel & Luxury Goods — 1.4%
52	LVMH Moet Hennessy Louis Vuitton SE	$ 39,933
	Total Textiles, Apparel & Luxury Goods	$39,933

	Total Common Stocks (Cost $2,124,616)	$2,767,381

3Pioneer Global Sustainable Growth Fund | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.4% of Net Assets
40,000(b)	U.S. Treasury Bills, 7/16/24	$ 39,912
	Total U.S. Government and Agency Obligations (Cost $39,913)	$39,912

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $2,164,529)	$2,807,293
	OTHER ASSETS AND LIABILITIES — 0.2%	$4,228
	net assets — 100.0%	$2,811,521

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $58,623, or 2.1% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	56,513	CNY	400,000	Goldman Sachs & Co.	8/22/24	$475
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$475
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
Pioneer Global Sustainable Growth Fund | 6/30/244

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$53,528	$—	$53,528
Banks	—	60,561	—	60,561
Broadline Retail	191,124	54,840	—	245,964
Capital Markets	50,786	58,623	—	109,409
Consumer Staples Distribution & Retail	—	45,064	—	45,064
Entertainment	24,801	58,774	—	83,575
Financial Services	89,081	44,430	—	133,511
Health Care Equipment & Supplies	35,008	119,638	—	154,646
Hotels, Restaurants & Leisure	82,698	34,054	—	116,752
Household Durables	—	42,486	—	42,486
Interactive Media & Services	162,143	28,477	—	190,620
Pharmaceuticals	112,267	46,811	—	159,078
Professional Services	—	95,579	—	95,579
Semiconductors & Semiconductor Equipment	232,480	51,585	—	284,065
Technology Hardware, Storage & Peripherals	89,935	86,679	—	176,614
Textiles, Apparel & Luxury Goods	—	39,933	—	39,933
All Other Common Stocks	775,996	—	—	775,996
U.S. Government and Agency Obligations	—	39,912	—	39,912
Total Investments in Securities	$1,846,319	$960,974	$—	$2,807,293
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$475	$—	$475
Total Other Financial Instruments	$—	$475	$—	$475
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Growth Fund | 6/30/24